LOAN PAYABLE (Narrative) (Details) - 12 months ended Dec. 31, 2019 € in Thousands, $ in Thousands	USD ($)	EUR (€)	EUR (€)
Loan bear interest	10.00%		10.00%
Euro Member Countries, Euro [Member]
Loan amount | €			€ 2,000
Loan and interest repaid | €		€ 1,000
United States of America, Dollars
Loan amount | $	$ 2,242
Loan and interest repaid | $	$ 1,121